Remuneration System for the Management Board and Employees of the Group - 2019 Stock Option Plan (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Option Plans [Line Items]
Subscription right	110.00%
April 2019 stock option plan [Member]
Stock Option Plans [Line Items]
Subscription right	25.00%
Weighted-average Price	€ 87.86
Personnel expenses	€ 625,806	€ 1,570,241	€ 1,718,087
April 2019 stock option plan [Member] | Top of range [member]
Stock Option Plans [Line Items]
Subscription right	200.00%
April 2019 stock option plan [Member] | Weighted average [member]
Stock Option Plans [Line Items]
Subscription right	100.00%
April 2019 stock option plan [Member] | Bottom of range [member]
Stock Option Plans [Line Items]
Subscription right	0.00%
October 2019 Stock Option Plan [Member]
Stock Option Plans [Line Items]
Weighted-average Price	€ 106.16